      As filed with the Securities and Exchange Commission on July 1, 2003

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.                                [ ]
                                                     ---------
                  Post-Effective Amendment No.          46                   [X]
                                                     ---------

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                  Amendment No.                         47
                                                     ---------
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

            Approximate Date of Proposed Public Offering July 1, 2003
                                                         ------------

It is proposed that this filing will become effective (check appropriate box)

        [X] immediately upon filing pursuant to paragraph (b)
        [ ] on (date) pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the PlanAhead Class of the American AAdvantage Enhanced Income Fund

         Statement of Additional Information for the PlanAhead Class of the American AAdvantage Enhanced Income Fund

         Part C

         Signature Page

         Exhibits




This filing is intended only to affect the Enhanced Income Fund, a series of the American AAdvantage Funds (the "Trust"). No other series of the Trust is affected by this filing.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                              ENHANCED INCOME FUND

                             - PlanAhead Class(R) -




PRIVACY POLICY AND PROSPECTUS

July 1, 2003





                                [EAGLE GRAPHIC]



Managed by AMR Investment Services, Inc.






                   THIS PAGE IS NOT PART OF THE PROSPECTUS.

                                 PRIVACY POLICY

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o    information we receive from you on applications or other forms;

o    information about your transactions with us or our service providers; and

o    information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                   THIS PAGE IS NOT PART OF THE PROSPECTUS.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                              ENHANCED INCOME FUND

                             - PlanAhead Class(R) -




PROSPECTUS

July 1, 2003





                                [EAGLE GRAPHIC]



Managed by AMR Investment Services, Inc.

THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

ABOUT THE FUND
                        Fund Description.............................2
                        The Manager..................................5
                        The Investment Advisers......................6
                        Valuation of Shares..........................6

ABOUT YOUR INVESTMENT
                        Purchase and Redemption of Shares............7
                        Distributions and Taxes.....................10

ADDITIONAL INFORMATION
                        Distribution of Fund Shares.................11
                        Additional Information..............Back Cover

                        ---------------------------

ABOUT THE FUND

FUND DESCRIPTION

INVESTMENT OBJECTIVE

Income and capital appreciation.

PRINCIPAL STRATEGIES


Approximately 75% of the Fund's total assets are invested in fixed-income securities considered investment grade at the time of purchase. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes (collectively referred to as "investment grade fixed-income securities"). In an attempt to enhance the return of the Fund beyond the income offered by investment grade fixed-income securities, the Fund's remaining total assets are invested in convertible and non-convertible debt obligations without regard to credit quality, as well as equity securities, warrants and options. The Fund seeks capital appreciation by investing in lower-rated debt securities and convertible and equity securities of corporate issuers whose relative value is expected to increase over time.


AMR Investment Services, Inc. (the "Manager") currently allocates the Fund's assets between itself and Calamos Asset Management, Inc. ("Calamos"). The Manager makes investment decisions regarding the approximate 75% of the Fund allocated to investment grade fixed-income securities, while Calamos makes investment decisions regarding the remainder of Fund assets.

Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("NRSROs") rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of the portion of the Fund managed by the Manager may be invested in securities rated in the lowest investment grade rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

                                Prospectus-2

In determining which securities to buy and sell, the Manager employs a top-down fixed-income investment strategy, as follows:

o Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

o Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

o Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

o    Select specific debt securities within each security type.

o Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.


Under normal circumstances, the Manager seeks to maintain a weighted average duration of one to five years in the investment grade fixed-income portion of the Fund. Duration is a measure of price sensitivity relative to changes in interest rates. For example, if a bond had a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Therefore, portfolios with longer durations are typically more sensitive to changes in interest rates.


In selecting securities, Calamos may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure. Calamos utilizes credit ratings by NRSROs as preliminary indicators of investment quality, in addition to its own credit research and analysis.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price and typically offer greater appreciation potential than non-convertible debt securities. Calamos may purchase or create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

Calamos may invest in debt obligations rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by Calamos. These types of securities are commonly referred to as "junk bonds."


The average term to maturity of the fixed-income securities held in Calamos' portion of the Fund will typically range from three to ten years. In addition to fixed-income securities, Calamos may invest up to 10% of the Fund's total assets in non-convertible equity securities, including common stocks, preferred stocks and U.S. dollar-denominated American Depositary Receipts. Historically, Calamos' investment process has led it to invest in the equity securities of small to medium-sized companies that, in its opinion, provide opportunities for long-term capital appreciation. Small to medium-sized companies are typically those companies having market capitalizations of up to $25 billion at the time of purchase. However, the Fund may also invest in well-established companies with large capitalizations.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

                                Prospectus-3

PRINCIPAL RISK FACTORS

Interest Rate Risk

The Fund is subject to the risk that the market value of the fixed-income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed-income securities go down. The price of a fixed-income security is also affected by its maturity. Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Credit Risk


The Fund is subject to the risk that the issuer of a fixed-income security will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. For the portion of Fund assets invested in lower-quality debt securities, this risk will be substantial.


Prepayment Risk

The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the security's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

Convertible Securities Risk

The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is strictly based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible's price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible's price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.

Derivatives Risk

Warrants and options are considered derivative instruments. The use of these instruments requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. If the value of the underlying common stock falls below the exercise price of a warrant or option, the warrant or option may lose all value.

High Yield Securities Risk

Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade fixed-income securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Liquidity Risk

High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.


Small and Medium Capitalization Companies Risk

Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small and


                                Prospectus-4
medium-sized companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.


Securities Selection Risk

Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.


Investment Risks


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

PERFORMANCE

Since this is a new Fund without a performance history, the prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees.......................0.35%
Distribution (12b-1) Fees.............0.00
Other Expenses........................0.57(1)
                                      ----
Total Annual Fund Operating Expenses..0.92%
                                      ====

(1)  Other Expenses are based on estimates for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year: $94     3 Years: $293


THE MANAGER


The Fund has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of April 30, 2003, the Manager had approximately $24.5 billion of assets under management, including approximately $12.0 billion under active management and $12.5 billion as named fiduciary or financial adviser. Approximately $13.0 billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Fund. The Manager:

o    develops the investment program for the Fund,

o    selects and changes investment advisers (subject to requisite approvals),

o    allocates assets among investment advisers,

o    monitors the investment advisers' investment programs and results,

                                 Prospectus-5

o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

o oversees the Fund's securities lending activities and actions taken by the securities lending agent, and

o invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of the Fund plus a fee of 0.15% of the Fund's net assets under its management. In addition, the Fund pays the Manager the amounts due to Calamos. The Manager then remits this amount to Calamos.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Fund, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocation among the investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

Michael W. Fields oversees the team responsible for the portfolio management of the Manager's portion of the Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

THE INVESTMENT ADVISERS


The assets of the Fund are allocated by the Manager between the Manager and Calamos. Calamos is located at 1111 E. Warrenville Road, Naperville, Illinois and is a wholly owned subsidiary of Calamos Holdings, Inc. As of April 30, 2003, Calamos managed approximately $15.4 billion in assets of individuals and institutions. The Manager and Calamos each have discretion to purchase and sell securities for its segment of the Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of the Fund's shareholders, but subject to approval of the Fund's Board of Trustees ("Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.


All other assets of American Airlines, Inc. and its affiliates under management by Calamos are considered when calculating the fees for Calamos. Including these assets lowers the investment advisory fees for the Fund.

VALUATION OF SHARES

The price of the Fund's shares is based on its net asset value ("NAV") per share. The Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair valuation would be used if market quotations were not readily available or a material event occurs after the close of the

                                Prospectus-6
exchange that may affect the security's value. The price of a security determined through fair valuation may differ from the price quoted or published by other sources.


The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. The Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business.


ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY


PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.


PURCHASE POLICIES


No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, whichever comes first) on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks or third party checks.


OPENING AN ACCOUNT


A completed, signed application is required to open an account. You may request an application form by:

o    calling (800) 388-3344, or
o visiting the Fund's website at www.aafunds.com and downloading an account application.



Complete the application, sign it and mail to:  American AAdvantage Funds
                                                P.O. Box 219643
                                                Kansas City, MO 64121-9643


REDEMPTION POLICIES


Shares of the Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Fund's web site, or by mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 388-3344. Wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Fund is open for business. In any event, proceeds from a redemption order will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.


The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund.

                                 Prospectus-7

HOW TO PURCHASE SHARES

To Make an Initial Purchase                        To Add to an Existing Account

By Check

o Make check payable to American AAdvantage        Include the shareholder's account number,
  Funds.                                           Fund name, and Fund number on the check.
o Include the Fund name, Fund number and           Mail check ($50 minimum) to:
  "PlanAhead Class" on the check.
o Mail check ($2,500 minimum or $2,000 for         American AAdvantage Funds
  IRAs) to:                                        P.O. Box 219643
                                                   Kansas City, MO 64121-9643
American AAdvantage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Wire

If your account has been established, you          Call (800) 388-3344 to purchase shares by
may call (800) 388-3344 to purchase shares         wire. Send a bank wire ($500 minimum) to
by wire.  Send a bank wire ($2,500 minimum         State Street Bank and Trust Co. with
or $2,000 for IRAs) to State Street Bank and       these instructions:
Trust Co. with these instructions:
                                                   o ABA# 0110-0002-8; AC-9905-342-3,
o ABA# 0110-0002-8; AC-9905-342-3,                 o Attn: American AAdvantage Funds-PlanAhead
o Attn: American AAdvantage Funds-PlanAhead          Class,
  Class,                                           o the Fund name and Fund number, and
o the Fund name and Fund number, and               o shareholder's account number and
o shareholder's account number and registration.     registration.

Via My Account on www.aafunds.com

o Funds will be transferred automatically from     The minimum amount for each additional
  your bank account via Automated Clearing         purchase is $50.
  House ("ACH") if valid bank instructions
  were included on your application.  If not,
  please call (800) 388-3344 to establish bank
  instructions prior to the purchase.
o A $2,500 minimum ($2,000 for IRAs) is
  required to establish a new account.

By Pre-Authorized Automatic Investment

o The minimum account size of $2,500 ($2,000       Funds will be transferred automatically
  for IRAs) must be met before establishing an     from your bank account via ACH on or about
  automatic investment plan.                       the 5th day of each month or quarter,
o Fill in required information on the account      depending upon which periods you specify.
  application, including amount of automatic       If you establish your automatic investment
  investment ($50 minimum).  Attach a voided       plan through www.aafunds.com, you can
  check to the account application.                choose the date and frequency of transfer.
An automatic investment plan may also be
established through www.aafunds.com.

By Exchange

o Send a written request to the address above,     o You may purchase shares of a Fund by
  call (800) 388-3344 or visit www.aafunds.com.      exchanging shares from the PlanAhead
o A $2,500 minimum ($2,000 for IRAs) is              Class of another American AAdvantage
  required to establish a new account in the         Fund if you have owned shares of the
  PlanAhead Class of another American                other American AAdvantage Fund for at
  AAdvantage Fund by making an exchange.             least 15 days.
                                                   o The minimum amount for each exchange is
                                                     $50.


                                 Prospectus-8

HOW TO REDEEM SHARES

Method                                         Additional Information

By Telephone

Call (800) 388-3344 to request a redemption.   o Telephone redemption orders are limited to $50,000
                                                 within any 30-day period.
                                               o Proceeds will generally be mailed only to the
                                                 account address of record or transmitted by wire
                                                 ($500 minimum and $10 fee) to a commercial bank
                                                 account designated on the account application form.

By Mail

Write a letter of instruction including:       o Proceeds will only be mailed to the account
o the Fund name and Fund number,                 address of record or transmitted by wire ($500
o shareholder account number,                    minimum and $10 fee) to a commercial bank account
o shares or dollar amount to be redeemed, and    designated on the account application form.
o authorized signature(s) of all persons       A signature guarantee is required for redemption
  required to sign for the account.            orders:
                                               o in amounts of $50,000 or more,
Mail to:                                       o with a request to send the proceeds to an address
American AAdvantage Funds                        or commercial bank account other than the address or
P.O. Box 219643                                  commercial bank account designated on the account
Kansas City, MO 64121-9643                       application, or
                                               o for an account whose address has changed within the
                                                 last 30 days if proceeds are sent by check.

Via My Account on www.aafunds.com

Please call (800) 388-3344 to establish bank   o Proceeds will only be mailed to the account
instructions, if you wish to receive             address of record, transmitted by wire to a
redemption proceeds via wire or ACH.             commercial bank account designated on the account
                                                 application form or transferred via ACH to your
                                                 bank account.
                                               o The minimum amount is $500 for a wire and $50 for
                                                 a check or ACH.
                                               o A $10 fee is charged for each wire.

By Pre-Authorized Automatic Redemption

Fill in required information on the account    Proceeds will be transferred automatically from your
application or establish via www.aafunds.com   Fund account to your bank account via ACH on or
($50 minimum).                                 about the 15th day of each month.  If you establish
                                               automatic redemption through www.aafunds.com, you can
                                               choose the date and frequency of transfer.

By Exchange

o Send a written request to the address        o You may sell shares of the Fund in exchange for
  above, call (800) 388-3344 to exchange         shares of the PlanAhead Class of another American
  shares through the Automated Voice Response    AAdvantage Fund if you have owned shares of the
  System or visit www.aafunds.com.               Fund for at least 15 days.
o A $2,500 minimum ($2,000 for IRAs) is        o The minimum amount for each exchange is $50.
  required to establish a new account in the
  PlanAhead Class of another American
  AAdvantage Fund by making an exchange.


GENERAL POLICIES


If a shareholder's account balance in the Fund falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to


                                 Prospectus-9
charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.


The following policies apply to instructions you may provide to the Fund by telephone:

o The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
o The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
o Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

o reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
o modify or terminate the exchange privilege at any time,
o terminate the exchange privilege of any shareholder who makes more than one exchange in and out of the Fund during any three month period, and
o seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

In order to discourage short-term trading of the Fund's shares, the Fund will not accept more than one exchange in and out of the Fund within any three-month period. If the Manager determines that a shareholder is investing in the Fund to profit from day-to-day fluctuations in the Fund's net asset value, also known as market timing, the Fund may reject any order or terminate the exchange privilege of that shareholder.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

DISTRIBUTIONS AND TAXES


The Fund intends to distribute most or all of its net earnings in the form of monthly dividends from net investment income and annual distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month.



Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of the Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from
state and local income taxes.   Shareholders may realize a taxable gain or loss
when redeeming or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held. The following table outlines the typical tax liabilities for transactions in taxable accounts:



Type of Transaction                                                  Tax Status
-------------------                                                  ----------
Dividends from net investment income*................................Ordinary income
Distributions of realized net short-term capital gains*..............Ordinary income
Distributions of gains from certain foreign currency transactions*...Ordinary income
Distributions of realized net long-term capital gains*...............Long-term capital gains
Sales or exchanges of shares owned for more than one year............Long-term capital gains or losses
Sales or exchanges of shares owned for one year or less..............Net gains are treated as ordinary income;
                                                                     net losses are subject to special rules
* whether reinvested or taken in cash


                                 Prospectus-10

Some foreign countries may impose taxes on dividends paid to and gains realized by the Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.


A portion of the dividends paid by the Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for the Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT").




This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

DISTRIBUTION OF FUND SHARES


The Fund does not incur any direct distribution expenses related to PlanAhead Class shares. However, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


                                 Prospectus-11

                                    Notes

                                 Prospectus-12

                                    Notes

                                 Prospectus-13

ADDITIONAL INFORMATION


Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling (800) 388-3344.


Annual Report/Semi-Annual Report                         Statement of Additional Information ("SAI")
The Fund's Annual Report and Semi-Annual Report list     The SAI contains more details about the Fund and
the Fund's actual investments as of the report's date.   its investment policies.  The SAI is incorporated in
They also include a discussion by the Manager of         this Prospectus by reference (it is legally part of
market conditions and investment strategies that         this Prospectus).  A current SAI is on file with the
significantly affected the Fund's performance.  The      Securities and Exchange Commission (SEC).
Fund's first Annual Report will be available in
December 2003 and will include the report of the
Fund's independent auditors.

To reduce expenses, your financial institution may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. They will begin sending you individual copies thirty days after receiving your request.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:


[GRAPHIC]             [GRAPHIC]                   [GRAPHIC]                          [GRAPHIC]
By Telephone:         By Mail:                    By E-mail:                         On the Internet:
Call (800) 388-3344   American AAdvantage Funds   american_aadvantage.funds@aa.com   Visit our website at www.aafunds.com
                      P.O. Box 619003                                                Visit the SEC website at www.sec.gov
                      DFW Airport, TX 75261-9003


The SAI and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Fund may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


FUND SERVICE PROVIDERS:

CUSTODIAN                     TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
State Street Bank and Trust   National Financial Data Services    Ernst & Young LLP       SWS Financial Services
Boston, Massachusetts         Kansas City, Missouri               Dallas, Texas           Dallas, Texas

                       [AMERICAN AADVANTAGE FUNDS LOGO]

                           SEC File Number 811-4984


American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark of AMR Investment Services, Inc. American AAdvantage Enhanced Income Fund is a service mark of AMR Investment Services, Inc.

                      STATEMENT OF ADDITIONAL INFORMATION
                   AMERICAN AADVANTAGE ENHANCED INCOME FUND
                            -- PlanAhead Class --

                                 July 1, 2003


     The Fund is a separate investment portfolio of the American AAdvantage Funds (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on January 16, 1987, with a distinct investment objective and distinct purpose and strategy. This Statement of Additional Information ("SAI") relates to the PlanAhead Class of the Fund.



     This SAI should be read in conjunction with a PlanAhead Class prospectus dated July 1, 2003 (the "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.


                               TABLE OF CONTENTS
Non-Principal Investment Strategies and Risks.....................................1

Investment Restrictions...........................................................2

Temporary Defensive Position......................................................3

Portfolio Turnover................................................................4

Trustees and Officers of the Trust................................................4

Code of Ethics....................................................................7

Control Persons and 5% Shareholders...............................................7

Investment Advisory Agreement.....................................................7

Management and Administrative Services............................................8

Other Service Providers...........................................................8

Portfolio Securities Transactions.................................................9

Redemptions in Kind...............................................................9

Tax Information..................................................................10

Yield and Total Return Quotations................................................11

Description of the Trust.........................................................13

Other Information................................................................13

                NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     The Fund may (except where indicated otherwise):

     1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

     2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

     3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

     4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment adviser or the Manager, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

     5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Fund will not invest more than 15% of its respective net assets in Section 4(2) securities and illiquid securities unless the investment adviser or the Manager, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board") that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.

                           INVESTMENT RESTRICTIONS

     The Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

          Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Fund, and may be changed with respect to the Fund only by the majority vote of the Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to the Fund, the lesser of
(a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

     2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to options, forward foreign currency exchange contracts and foreign currency futures contracts when consistent with the other policies and limitations described in the Prospectus. In addition, the Fund may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable.

     3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

     4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in this SAI.

     5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     6. Issue senior securities, except that the Fund may engage in when-issued and forward commitment securities transactions and transactions in options, forward foreign currency exchange contracts and foreign currency futures contracts.

     7. Borrow money, except as permitted by law. The aggregate amount of borrowing for the Fund shall not exceed 10% of the value of the Fund's assets at the time of borrowing. Although not a fundamental policy, the Fund intends to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

     8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund's total assets; or

     9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to the Fund (except where noted otherwise) and may be changed with respect to the Fund by a vote of a majority of the Board. The Fund may not:

     1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

     2. Purchase securities on margin or effect short sales, except that the Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities.

     The Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, the Fund may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio of the AMR Investment Services Trust. The Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                         TEMPORARY DEFENSIVE POSITION

     While assuming a temporary defensive position, the Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                              PORTFOLIO TURNOVER

     High portfolio turnover can increase the Fund's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Fund may exceed 100% due to the active style in which the portfolios are managed in response to changes in market conditions.

                     TRUSTEES AND OFFICERS OF THE TRUST

     The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-five funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                           Position, Term of Office
                           and Length of Time Served          Principal Occupation(s) During Past 5 Years
Name, Age and Address      with the Trust                     and Current Directorships
---------------------      -------------------------          -------------------------------------------
INTERESTED TRUSTEES
                                     Term
                                     ----
                            Lifetime of Trust until
                            removal, resignation or
                                  retirement*

William F. Quinn** (55)      Trustee and President            President, AMR Investment Services, Inc. (1986-Present);
                                  since 1987                  Chairman, American Airlines Federal Credit Union (1989-
                                                              Present); Director, Crescent Real Estate Equities, Inc.
                                                              (1994-Present); Director, MW Pritchard, Hubble & Herr, LLC
                                                              (2001-Present); Director, Southern Methodist University
                                                              Endowment Fund Investment Committee (1996-Present); Member,
                                                              Southern Methodist University Cox School of Business
                                                              Advisory Board (1999-Present); Member, New York Stock
                                                              Exchange Pension Manager Committee (1997-1998, 2000-
                                                              Present); Trustee, American AAdvantage Mileage Funds (1995-
                                                              Present); Trustee, American AAdvantage Select Funds (1999-
                                                              Present).

Alan D. Feld** (66)           Trustee since 1996              Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                                              (1960-Present); Director, Clear Channel Communications
                                                              (1984-Present); Trustee, CenterPoint Properties (1994-
                                                              Present); Trustee, American AAdvantage Mileage Funds (1996-
                                                              Present); Trustee, American AAdvantage Select Funds (1999-
                                                              Present).

NON-INTERESTED TRUSTEES
                                     Term
                                     ----
                            Lifetime of Trust until
                            removal, resignation or
                                  retirement*

Stephen D. O'Sullivan (67)    Trustee since 1987              Consultant (1994-Present); Trustee, American AAdvantage
                                                              Mileage Funds (1995-Present); Trustee, American AAdvantage
                                                              Select Funds (1999-Present).

R. Gerald Turner (57)         Trustee since 2001              President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                                      Director, ChemFirst (1986-Present); Director, J.C. Penney
Southern Methodist Univ.                                      Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                                           Preferred Capital Corp. (2001-Present); Member, United Way
                                                              of Dallas Board of Directors; Member, Salvation Army of
                                                              Dallas Board of Directors; Member, Methodist Hospital
                                                              Advisory Board; Member, Knight Commission on Intercollegiate
                                                              Athletics; Member, National Association of Independent
                                                              Colleges and Universities Board of Directors; Trustee,
                                                              American AAdvantage Mileage Funds (2001-Present); Trustee,
                                                              American AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (47)      Trustee since 1996              Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                                            equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                                    (1997-Present); Director, Starwood Hotels and Resorts (2001-
Dallas, Texas 75201                                           Present); Member, Council on Foreign Relations (1995-
                                                              Present); Director, Just For the Kids  (1995-Present);
                                                              Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                              Retirement System of Texas (1993-1999); Director, United
                                                              States Enrichment Corporation (1993-1998); Director,
                                                              Starwood Financial Trust (1998-2001); Trustee, American
                                                              AAdvantage Mileage Funds (1996-Present); Trustee, American
                                                              AAdvantage Select Funds (1999-Present).

                           Position, Term of Office
                           and Length of Time Served          Principal Occupation(s) During Past 5 Years
Name, Age and Address      with the Trust                     and Current Directorships
---------------------      -------------------------          -------------------------------------------
OFFICERS
                                     Term
                                     ----
                                   One Year

Nancy A. Eckl (40)              VP since 1990                 Vice President, Trust Investments, AMR Investment Services,
                                                              Inc. (1990-Present).

Michael W. Fields (49)          VP since 1989                 Vice President, Fixed Income Investments, AMR Investment
                                                              Services, Inc. (1988-Present).

Barry Y. Greenberg (40)        VP and Assistant               Vice President, Legal and Compliance, AMR Investment
                             Secretary since 1995             Services, Inc. (1995-Present).

Rebecca L. Harris (36)       Treasurer since 1995             Vice President, Finance, AMR Investment Services, Inc.
                                                              (1995-Present).

John B. Roberson (45)           VP since 1989                 Vice President, Director of Sales, AMR Investment Services,
                                                              Inc. (1991-Present).

Robert J. Zutz (50)          Secretary since 1998             Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trust's investment advisers.

     The Trust has an Audit Committee, consisting of Messrs. Feld, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of the Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended October 31, 2002.

     The Trust also has a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee did not meet during the fiscal year ended October 31, 2002.


     None of the Trustees own shares of the Fund. The following table lists the dollar range of each Trustee's ownership in the Trust, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Investment Services Trust (collectively, the "Trusts") on an aggregate basis as of the calendar year ended December 31, 2002.



                                          INTERESTED                               NON-INTERESTED
                                    QUINN            FELD         O'SULLIVAN        TURNER        YOUNGBLOOD
                                -------------    -------------    ----------   ---------------    ----------
Trusts on an Aggregate Basis    Over $100,000    Over $100,000       None      $10,001-$50,000    $1-$10,000


     During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trust that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.





     As compensation for their service to the Trusts, the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr.

O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2002. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.


                                                       Pension or Retirement       Total Compensation
                          Aggregate Compensation    Benefits Accrued as Part of      From the Trusts
Name of Trustee              From the Trust             the Trust's Expenses           (25 Funds)
---------------           ----------------------    ---------------------------    ------------------
                                         INTERESTED TRUSTEES
William F. Quinn                 $    0                          $0                      $     0
Alan D. Feld                     $6,537                          $0                      $45,969

                                       NON-INTERESTED TRUSTEES
Ben Fortson*                     $1,217                          $0                      $ 8,321
Dee J. Kelly, Jr.**              $2,762                          $0                      $21,487
Stephen D. O'Sullivan            $3,938                          $0                      $35,000
R. Gerald Turner                 $3,704                          $0                      $26,219
Kneeland Youngblood              $3,780                          $0                      $26,792

* Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.
** Mr. Kelly resigned from the Trusts effective February 21, 2003.

     The Board has adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.

     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

     At their May 13, 2003 meeting, the Trustees considered a supplement to the existing Management Agreement between the Manager and the Trust to add the Fund as well as approval of an Investment Advisory Agreements between the Trust and the Fund's subadviser, Calamos Asset Management, Inc. ("Calamos"). As part of the approval process, legal counsel to the Trusts and their independent Trustees sent a detailed request to the Manager and Calamos for certain relevant information. These request letters included follow-up inquiries based upon previously identified conditions unique to the Manager or Calamos, as well as general questions intended to elicit any developments since the last contract renewal that might have an effect on the services provided by the Manager to the Trust. The Manager's and Calamos' responses to the request letters were provided to the Trustees for their review prior to their meeting, and the Trustees were provided the opportunity to request any additional materials they felt cogent to their analysis.

     The Manager and/or Calamos provided the following information, which the Trustees considered as part of the approval process:

   o a description of the firm's principal activities, personnel, and services proposed to be provided to the Fund;
   o a copy of most recent audited and unaudited financial statements as well as Part I and II of the firm's Form ADV;
   o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any regulatory examination or independent audit;
   o a comparison of performance of other similar accounts managed by the firm versus a peer group average and any remedial measures if the firm's performance was below that of the peer group;
   o a cost/profitability analysis of the firm and any actual or anticipated economies of scale in relation to the services proposed for the Fund, if available;
   o an evaluation of benefits to the firm or Fund as a result of their relationship, if any;
   o an analysis of proposed compensation for services to be provided to the Fund;

   o  an analysis of estimated total Fund fees versus comparable mutual funds;
   o a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;
   o a description of trade allocation procedures among accounts managed by the firm;
   o a discussion of the firm's compliance program with regard to federal, state, corporate and Fund requirements;
   o information regarding the firm's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto;
   o  a description of the firm's affiliation with a broker-dealer, if any;
   o  a discussion of any anticipated change in the firm's controlling party;
      and
   o verification of the firm's insurance coverage with regards to the services proposed for the Fund.

     Legal counsel also provided the Trustees with a memorandum detailing their responsibilities and relevant litigation pertaining to the approval of the Management and Investment Advisory Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts.


     At the meeting, in determining whether to approve the supplement to the Management Agreement, the Trustees considered the best interests of the Fund and its shareholders separately. The Trustees queried various management personnel of the Manager regarding certain key aspects of the material submitted in support of the supplement. The Trustees and the Manager considered the foregoing information and discussed the responses, taking particular note of the following: the generally good recent and long-term performance delivered by the Manager for the other funds in the Trust that it manages directly; the low cost structure of the Fund in comparison to other similar mutual funds; the record of the Manager in building improved compliance, control and credit functions; the fact that an institutional client of another series of the Trust recommended the creation of the Fund and the hiring of the Manager to directly manage a portion of the Fund's assets and oversee a subadviser; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for subadvisers. Based on the foregoing information, the Trustees unanimously approved the supplement to the Management Agreement to add the Fund.



     Following the decision to approve the supplement to the Management Agreement, the Trustees considered the approval of the Investment Advisory Agreement with Calamos. The Manager initiated a discussion of certain key aspects of Calamos' written response, taking particular note of the following: its relative recent and long-term performance; the level of compensation proposed to be received from the Fund; and the composition of the portfolio management team and firm's structure. The Trustees also considered that an institutional client of another series of the Trust recommended the creation of the Fund and the hiring of Calamos to manage a portion of the Fund's assets. It was noted that Calamos does not have soft dollar arrangements with the Fund whereby brokerage research is provided to the Fund or the Manager in return for allocating Fund brokerage. Based on the foregoing information, the Trustees unanimously approved the Investment Advisory Agreement with Calamos.


                               CODE OF ETHICS

     The Manager, the Trust, and Calamos have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                     CONTROL PERSONS AND 5% SHAREHOLDERS

     The Manager is deemed to control the Fund by virtue of its ownership of 100% of the shares of the Fund as of its inception on July 1, 2003.

                        INVESTMENT ADVISORY AGREEMENT

     According to the 1940 Act, a person or entity with control with respect to an investment adviser has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Calamos is a wholly owned subsidiary of, and controlled by, Calamos Holdings, Inc. Calamos Holdings, Inc. is engaged in the business of financial services. Persons and entities affiliated with each investment adviser are considered affiliates for the portion of Fund assets managed by that investment adviser.

     The Manager has agreed to pay Calamos an annualized advisory fee equal to 0.75% if assets under management are less than $25 million, 0.60% if assets are over $25 million but less than $50 million, and 0.55% if assets are over $50 million.


     The Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days' nor more than sixty
(60) days' written notice to Calamos, or by Calamos upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

     SWS Financial Services, Inc. ("SWS"), located at 1201 Elm Street, Dallas, Texas 75270, is the distributor and principal underwriter of the Fund's shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

                   MANAGEMENT AND ADMINISTRATIVE SERVICES

     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and providing the Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust's operations. This includes:

   o  complying with reporting requirements;
   o  corresponding with shareholders;
   o maintaining internal bookkeeping, accounting and auditing services and records; and
   o  supervising the provision of services to the Trust by third parties.

     The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund's existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

     In addition to the management fee, the Manager is paid an administrative services fee equal to 0.25% of the Fund's average daily net assets for providing administrative and management services (other than investment advisory services) to the Fund.


     The PlanAhead Class has adopted a Service Plan (the "Plan"). The Plan provides that the Fund's PlanAhead Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the PlanAhead Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plan. The primary expenses expected to be incurred under the Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.


                           OTHER SERVICE PROVIDERS

     State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Fund. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. The independent auditor for the Fund is Ernst & Young LLP, Dallas, Texas.

                      PORTFOLIO SECURITIES TRANSACTIONS

     In selecting brokers or dealers to execute particular transactions, the Manager and the investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the Fund, to the Manager, and/or to the investment adviser (or its affiliates), provided, however, that the Manager or the investment adviser determines that it has received the best net price and execution available. The Manager and the investment adviser are also authorized to cause the Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, or the investment adviser, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion. The fees of the investment adviser are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, the Manager or the investment adviser (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

     The Manager and the investment adviser will place their own orders to execute securities transactions that are designed to implement the Fund's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, an investment adviser of the Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases a fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

     The Investment Advisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, the investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If an investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor the investment adviser receives any benefits from the commission recapture program. The investment adviser's participation in the brokerage commission recapture program is optional. The investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

                             REDEMPTIONS IN KIND

     Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                               TAX INFORMATION

TAXATION OF THE FUND

     To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

     o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain ("Distribution Requirement").

     If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) - as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

     The Fund may acquire zero coupon or other securities issued with original issue discount. The Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

     Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Fund realizes in connection therewith.

     The Fund may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts the Fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

     Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

     When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS

     A dividend or other distribution the Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                      YIELD AND TOTAL RETURN QUOTATIONS

     The advertised yields for the Fund are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account by the maximum offering price per share of the Fund on the last day of the period, according to the following formula:

                                               6
                          yield = 2{(a - b + 1) - 1}
                                     -----
                                      cd

where "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period.

     The Fund also may advertise a monthly distribution rate. The distribution rate gives the return of the Fund based solely on the dividend payout if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated according to the following formula:

                    monthly distribution rate = A/P*(365/N)

where "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. The "monthly distribution rate" is a non-standardized performance calculation and, when used in an advertisement, will be accompanied by the appropriate standardized SEC calculations.

     The advertised total return for the Fund is calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:

                                       n
                               P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

     The advertised after-tax returns for the Fund are calculated by equating an initial amount invested in the Fund to the ending value, according to the following formulas:

                                                      n
                After Taxes on Distributions: P(1 + T) = ATVD

                                                              n
         After Taxes on Distributions and Redemption: P(1 + T) = ATVDR

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund (after taxes on distributions or after taxes on distributions and redemption, as applicable); "n" is the number of years involved; "ATVD" is the ending value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered after taxes on fund distributions but not after taxes on redemption; and "ATVDR" is the ending value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered after taxes on fund distributions and redemption.

     The Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in the Fund for the specific period. Such total returns reflect changes in share prices of the Fund and assume reinvestment of dividends and distributions.

     The Fund may give total returns from inception using the date when the current investment advisers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

     In reports or other communications to shareholders or in advertising material, the Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." The Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The comparison may be accompanied by a discussion of the tenets of value investing versus growth investing.

     The Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of the Fund's returns about their central tendency or mean. In theory, a fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

     Advertisements for the Fund may mention that the Trust offers a variety of investment options. They may also compare the Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Fund may also appear in advertisements for the Fund, including their ranking as established by various publications compared to other broker-dealers. The Fund may also publish advertisements or shareholder communications that discuss the principles of diversification and asset allocation. The Fund may also discuss the benefits of diversification across investment managers, which include reduced portfolio volatility, lower overall risk, and access to multiple leading managers within one fund. The Fund may suggest specific asset allocation models based on an investor's risk tolerance and time horizon.

     From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for the Fund may be found in newspapers under the heading "Amer AAdvant."

                          DESCRIPTION OF THE TRUST

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.


     The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The PlanAhead Class was created to give individuals and other smaller investors an opportunity to invest in the American AAdvantage Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets.


     The Fund utilizes a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each investment adviser is carefully chosen by the Manager through a rigorous screening process.

                              OTHER INFORMATION

     American Depositary Receipts (ADRs), European Depositary Receipts (EDRs)- ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

     Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements.

     Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Borrowing Risks-The Fund may borrow for temporary purposes. Borrowing may exaggerate changes in the Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund's return.

     Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

     Cover-Transactions using forward contracts, futures contracts, and written options ("Financial Instruments") expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

     Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

     Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Fund maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

     Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Foreign Debt Securities-The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

     Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the rice. Forward contracts are used as a hedge against movements in future foreign exchange rates. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

     Forward contracts may serve as long hedges - for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

     Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts.

     The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

     To the extent that the Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

     Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the investment adviser believes that use of such contracts will benefit the Fund, if the investment adviser's investment judgment about the general direction of, for example, an index is incorrect, the Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

     Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Index Futures Contracts and Options on Index Futures Contracts-The Fund may invest in index futures contracts and options on index futures contracts.

          Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

          At the same time a futures contract on an index is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

          Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

          The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

          The amount of risk the Fund assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

          Stock index futures may be used on a continual basis to equitize cash so that the Fund may maintain maximum equity exposure. The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

          Futures Contracts on Stock Indices-The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund.

          In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount that approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

          Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

          Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Fund.

     The Fund may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Fund's total assets.

     Junk Bonds-Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the nationally recognized statistical rating organizations ("Rating Organizations"). For example, Moody's and Standard & Poor's rates them below Baa and BBB, respectively. Please see "Ratings of Long-Term Obligations" below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

     Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

     Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

     Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following conditions:
(1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) the Fund may
pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

     Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

          Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

          Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie

     Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Options-The Fund may purchase and sell put options and call options on securities and foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market System. The Fund will only write (sell) covered call and put options. For a further description, see "Cover."

     An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

     By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security or currency below the exercise price.

     The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

     When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

     Ratings of Long-Term Obligations-The Fund utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The Fund's investment adviser will monitor the Fund's holdings on a continuous basis to assess those factors not reflected in the credit rating.

     The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Moody's ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories.
The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Standard & Poor's ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &

Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Fitch's ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.

     The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events. Obligations rated A are of satisfactory credit quality and are considered more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies. Obligations rated BBB are of adequate credit quality. They are more susceptible to adverse changes in economic and financial conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

     DBRS' ratings of BB or lower are considered speculative. A rating of BB indicates that the degree of protection afforded principal and interest is uncertain, particularly during periods of economic recession. A B rating signifies a reasonable high level of uncertainty that exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Obligations rated CCC, CC and C are considered very highly speculative and are in danger of default of interest and principal. In practice, there is little difference between the C to CCC categories, with CC and C normally used to lower ranking debt of companies where the senior debt is rated in the CCC to B range. A rating of D indicates obligations in default of either interest or principal.

     Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

     Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

     Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

     The Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the investment adviser, as appropriate, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board. The Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, the Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

     Reverse Repurchase Agreements-The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's common stock at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

     Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The Board and the applicable investment adviser will carefully monitor the Fund's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. If the Fund invests in STRIPs, it will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

     Synthetic Convertible Securities-The investment adviser may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to a true convertible security, the character of a synthetic convertible security allows the combination of components representing more than one issuer, when the investment adviser believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

     The Fund faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the Fund also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

     The Fund may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

     U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

     U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development

Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

     Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (3) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when the Fund is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. The Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION


    Item 23.               Exhibits
                           --------
         (a)(i)            Declaration of Trust - (iv)

             (ii)          Amendment to Declaration of Trust, dated March 10, 1987 - (xviii)

         (b)               Bylaws - (iv)

         (c)               Voting trust agreement -- none

         (d)(i)(A)         Fund Management Agreement between American AAdvantage Funds and AMR Investment
                           Services, Inc., dated April 3, 1987 *

             (i)(B)        Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

             (i)(C)        Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

             (i)(D)        Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

             (i)(E)        Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

             (i)(F)        Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

             (i)(G)        Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

             (i)(H)        Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

             (i)(I)        Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

             (i)(J)        Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

             (i)(K)        Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

             (i)(L)        Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

             (i)(M)        Supplement to Fund Management Agreement, dated May 28, 2002 - (xvii)

             (i)(N)        Supplement to Fund Management Agreement, dated May 13, 2003 - filed herewith

             (ii)(A)       Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton
                           Investment Counsel, Inc., dated November 1, 1995 - (iv)

             (ii)(B)       Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow,
                           Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

             (ii)(C)       Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset
                           Management - (vii)

             (ii)(D)       Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs
                           & Company, Inc., dated July 31, 2000 - (x)

             (ii)(E)       Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan
                           Investment Management Inc., dated July 31, 2000 - (x)

             (ii)(F)       Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley
                           Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

             (ii)(G)       Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston
                           Company Asset Management, LLC, dated July 31, 2000 - (x)

             (ii)(H)       Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post
                           Advisory Group, LLC, dated December 29, 2000 - (xi)

             (ii)(I)       Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan
                           West Capital Management, LLC, dated November 30, 2000 - (xi)

             (ii)(J)       Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway
                           Capital Management LLC, dated August 31, 2001 - (xv)

             (ii)(K)       Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and
                           Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

             (ii)(L)       Investment Advisory Agreement between AMR Investment Services, Inc. and Independence
                           Investment LLC, dated April 1, 2001 - (xvi)

             (ii)(M)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Templeton Investment Counsel, LLC, dated January 1, 2001 - (xviii)

             (ii)(N)       Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine
                           Asset Management, LLC, dated October 12, 2001 - (xvi)

             (ii)(O)       Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield
                           Bond Fund, and Metropolitan West Securities, LLC, dated October 31, 2001 - filed herewith

             (ii)(P)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Lazard Asset Management, dated January 1, 2003 - (xviii)

             (ii)(Q)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 - (xviii)

             (ii)(R)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Brandywine Asset Management, LLC, dated January 1, 2003 - (xviii)

             (ii)(S)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xviii)

             (ii)(T)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Independence Investment LLC, dated January 1, 2003 - (xviii)

             (ii)(U)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           J.P. Morgan Investment Management Inc., dated January 1, 2003 - (xviii)

             (ii)(V)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Metropolitan West Capital Management, LLC, dated January 1, 2003 - (xviii)

             (ii)(W)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Morgan Stanley Investment Management Inc., dated January 1, 2003 - (xviii)

             (ii)(X)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           MW Post Advisory Group, LLC, dated January 1, 2003 - (xviii)

             (ii)(Y)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           The Boston Company Asset Management, LLC, dated January 1, 2003 - (xviii)

             (ii)(Z)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Templeton Investment Counsel, LLC, dated January 1, 2003 - (xviii)

             (ii)(AA)      Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset
                           Management, Inc., dated June 30, 2003 - filed herewith

             (ii)(BB)      Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                           Lazard Asset Management, dated January 13, 2003 - filed herewith

             (ii)(CC)      Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management,
                           L.P., dated March 28, 2003 - filed herewith

            (iii)(A)       Amended and Restated Administrative Services Agreement between the American AAdvantage
                           Funds and AMR Investment Services, Inc., dated March 1, 2002 - (xvi)

            (iii)(B)       Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage
                           Funds and AMR Investment Services, Inc., dated May 13, 2003 - filed herewith

             (iv)(A)       Administrative Services Plan for the Platinum Class - (iv)

             (iv)(B)       Administrative Services Plan for the Cash Management Class - (xvi)

             (iv)(C)       Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - (xvii)

             (v)(A)        Administrative Agreement for Small Cap Index Fund and International Equity Index Fund,
                           dated July 31, 2000 - (ix)

             (v)(B)        Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 - (xvi)

         (e)(i)            Distribution Agreement among the American AAdvantage Funds, the American AAdvantage
                           Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated
                           December 31, 1999 - (viii)

             (ii)          Amendment to the Distribution Agreement among the American AAdvantage Funds, the
                           American AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS
                           Financial Services, Inc., dated July 24, 2002 - (xvii)

         (f)               Bonus, profit sharing or pension plans - none

         (g)(i)            Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company,
                           dated December 1, 1997 - (v)

             (ii)          Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

             (iii)         Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap
                           Index and International Equity Index series of the American AAdvantage Funds, dated
                           July 31, 2000 - (xviii)

             (iv)          Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (v)           Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xviii)

             (vi)          Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 -
                           filed herewith

         (h)(i)            Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

             (ii)          Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

             (iii)         Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xviii)

             (iv)          Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (v)           Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xviii)

             (vi)          Securities Lending Authorization Agreement between American AAdvantage Funds and State
                           Street Bank and Trust Company, dated January 2, 1998 - (v)

             (vii)         Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund
                           and Emerging Markets Fund, dated July 31, 2000 - (xi)

             (viii)        Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund,
                           dated January 1, 1999 - (xii)

             (ix)          Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

             (x)           Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American
                           AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

             (xi)          Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap
                           Index and International Equity Index Funds, dated July 31, 2000 - (ix)

             (xii)         Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

             (xiii)        Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvii)

             (xiv)         Administrative Services Agreement among American AAdvantage Funds, American AAdvantage
                           Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State
                           Street Bank and Trust Company, dated November 29, 1999 - (vii)

             (xv)          Purchase Agreement between American AAdvantage Funds and John H. Harland Company,
                           dated December 1, 2001 - (xvi)

             (xvi)         Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 - (xx)

             (xvii)        Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated
                           July 1, 2003 - filed herewith

             (xviii)       Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 - filed herewith

         (i)               Opinion and consent of counsel - filed herewith

         (j)               Consent of Independent Auditors - none

         (k)               Financial statements omitted from prospectus - none

         (l)               Letter of investment intent - (iv)

         (m)(i)            Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR
                           Classes - (iv)

              (ii)         Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

              (iii)        Plan pursuant to Rule 12b-1 for the Service Class - (xx)

         (n)(i)            Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

             (ii)          Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xvi)

             (iii)         Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 - filed herewith

         (p)(i)            Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds
                           and AMR Investment Services Trust - (ix)

             (ii)          Code of Ethics of AMR Investments - (xiii)

             (iii)         Code of Ethics of State Street Master Funds - (ix)

             (iv)          Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

             (v)           Code of Ethics of Brandywine Asset Management, Inc. - (ix)

             (vi)          Code of Ethics of The Boston Company Asset Management, LLC - (ix)

             (vii)         Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

             (viii)        Revised Code of Ethics of Lazard Asset Management LLC - (xx)

             (ix)          Code of Ethics of Hotchkis and Wiley Capital Management, LLC - (xv)

             (x)           Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)

             (xi)          Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - (xvi)

             (xii)         Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - (xvi)

             (xiii)        Revised Code of Ethics of Goldman Sachs Asset Management, L.P., dated April 23, 2003 - filed herewith

             (xiv)         Revised Code of Ethics of Metropolitan West Capital Management, LLC, dated July 26, 2002 - (xvii)

             (xv)          Amendments to the Code of Ethics of The Boston Company Asset Management, LLC, dated
                           February 25, 2002 - (xvii)

             (xvi)         Revised Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - (xvii)

             (xvii)        Revised Code of Ethics of MW Post Advisory Group, dated September 18, 2002 - (xvii)

             (xviii)       Revised Code of Ethics of Franklin Templeton Investments, dated December 3, 2002 -
                           (xviii)

             (xix)         Code of Ethics of Calamos Asset Management, Inc., dated March 19, 2003 - filed herewith

         Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland
                           Youngblood) - (ii)

                           Powers of Attorney for Trustees (R. Gerald Turner) - (xiv)

                           Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                           Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                           Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

-------------------------

* Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xvi) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xviii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 26, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.     I.   Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC and is incorporated by reference herein.

             II.  Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

         Calamos Asset Management, Inc., 1111 E. Warrenville Road, Naperville, Illinois 60563.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

         Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.

         Metropolitan West Securities, LLC, 11440 San Vicente Boulevard, 3rd Floor, Los Angeles, California 90049.

         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

         MW Post Advisory Group, LLC, 11766 Wilshire Blvd., Suite 1660, Los Angeles, California 90025.

         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.


         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                           Positions & Offices                 Position
Name                       with Underwriter                    with Registrant
----                       -----------------                   ----------------
Daniel Leland              Chief Executive Officer              None
Robert Gioia               President                            None
Stacy Hodges               Chief Financial Officer              None
Allen Tubb                 Secretary                            None
Kenneth Shade              Vice President                       None
Laura Holt                 Vice President                       None

         The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28. Location of Accounts and Records

         The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's 1) custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) Manager at AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) transfer agent at National Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) investment advisers at the addresses listed in Item 26
Part II above.

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on July 1, 2003. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                                     AMERICAN AADVANTAGE FUNDS

                                                     By: /s/ William F. Quinn
                                                         -----------------------
                                                              William F. Quinn
                                                              President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                       Date
---------                                   -----                       ----
/s/ William F. Quinn                        President and          July 1, 2003
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee                July 1, 2003
------------------------------------
Alan D. Feld

Stephen D. O'Sullivan*                      Trustee                July 1, 2003
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                July 1, 2003
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                July 1, 2003
------------------------------------
Kneeland Youngblood

*By      /s/ William F. Quinn
         -----------------------------------
         William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit
Number            Description                                                                             Page
------            -----------                                                                             ----
(a)(i)            Declaration of Trust - (iv)

    (ii)          Amendment to Declaration of Trust, dated March 10, 1987 - (xviii)

(b)               Bylaws - (iv)

(c)               Voting trust agreement -- none

(d)(i)(A)         Fund Management Agreement between American AAdvantage Funds and AMR Investment
                  Services, Inc., dated April 3, 1987*

    (i)(B)        Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

    (i)(C)        Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

    (i)(D)        Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

    (i)(E)        Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

    (i)(F)        Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

    (i)(G)        Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

    (i)(H)        Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

    (i)(I)        Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

    (i)(J)        Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

    (i)(K)        Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

    (i)(L)        Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

    (i)(M)        Supplement to Fund Management Agreement, dated May 28, 2002 - (xvii)

    (i)(N)        Supplement to Fund Management Agreement, dated May 13, 2003 - filed herewith

    (ii)(A)       Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton
                  Investment Counsel, Inc., dated November 1, 1995 - (iv)

    (ii)(B)       Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow,
                  Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

    (ii)(C)       Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset
                  Management - (vii)

    (ii)(D)       Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs
                  & Company, Inc., dated July 31, 2000 - (x)

    (ii)(E)       Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan
                  Investment Management Inc., dated July 31, 2000 - (x)

    (ii)(F)       Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley
                  Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

    (ii)(G)       Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston
                  Company Asset Management, LLC, dated July 31, 2000 - (x)

    (ii)(H)       Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post
                  Advisory Group, LLC, dated December 29, 2000 - (xi)

    (ii)(I)       Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan
                  West Capital Management, LLC, dated November 30, 2000 - (xi)

    (ii)(J)       Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway
                  Capital Management LLC, dated August 31, 2001 - (xv)

    (ii)(K)       Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and
                  Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

    (ii)(L)       Investment Advisory Agreement between AMR Investment Services, Inc. and Independence
                  Investment LLC, dated April 1, 2001 - (xvi)

    (ii)(M)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Templeton Investment Counsel, LLC, dated January 1, 2001 - (xviii)

    (ii)(N)       Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine
                  Asset Management, LLC, dated October 12, 2001 - (xvi)

    (ii)(O)       Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond
                  Fund, and Metropolitan West Securities, LLC, dated October 31, 2001 - filed herewith

    (ii)(P)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Lazard Asset Management, dated January 1, 2003 - (xviii)

    (ii)(Q)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 - (xviii)

    (ii)(R)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Brandywine Asset Management, LLC, dated January 1, 2003 - (xviii)

    (ii)(S)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xviii)

    (ii)(T)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Independence Investment LLC, dated January 1, 2003 - (xviii)

    (ii)(U)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  J.P. Morgan Investment Management Inc., dated January 1, 2003 - (xviii)

    (ii)(V)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Metropolitan West Capital Management, LLC, dated January 1, 2003 - (xviii)

    (ii)(W)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Morgan Stanley Investment Management Inc., dated January 1, 2003 - (xviii)

    (ii)(X)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  MW Post Advisory Group, LLC, dated January 1, 2003 - (xviii)

    (ii)(Y)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  The Boston Company Asset Management, LLC, dated January 1, 2003 - (xviii)

    (ii)(Z)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Templeton Investment Counsel, LLC, dated January 1, 2003 - (xviii)

    (ii)(AA)      Investment Advisory Agreement between AMR Investment Services, Inc. and Calamos Asset
                  Management, Inc., dated June 30, 2003 - filed herewith

    (ii)(BB)      Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                  Lazard Asset Management, dated January 13, 2003 - filed herewith

    (ii)(CC)      Assumption Agreement between Goldman, Sachs & Co. and Goldman Sachs Asset Management,
                  L.P., dated March 28, 2003 - filed herewith

    (iii)(A)      Amended and Restated Administrative Services Agreement between the American AAdvantage
                  Funds and AMR Investment Services, Inc., dated March 1, 2002 - (xvi)

    (iii)(B)      Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage
                  Funds and AMR Investment Services, Inc., dated May 13, 2003 - filed herewith

    (iv)(A)       Administrative Services Plan for the Platinum Class - (iv)

    (iv)(B)       Administrative Services Plan for the Cash Management Class - (xvi)

    (iv)(C)       Supplement to Administrative Services Plan for the Platinum Class, dated
                  September 27, 2002 - (xvii)

    (v)(A)        Administrative Agreement for Small Cap Index Fund and International Equity Index Fund,
                  dated July 31, 2000 - (ix)

    (v)(B)        Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 - (xvi)

(e)(i)            Distribution Agreement among the American AAdvantage Funds, the American AAdvantage
                  Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated
                  December 31, 1999 - (viii)

    (ii)          Amendment to the Distribution Agreement among the American AAdvantage Funds, the
                  American AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS
                  Financial Services, Inc., dated July 24, 2002 - (xvii)

(f)               Bonus, profit sharing or pension plans - none

(g)(i)            Custodian Agreement between the American AAdvantage Funds and State Street Bank and
                  Trust Company, dated December 1, 1997 - (v)

    (ii)          Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

    (iii)         Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap
                  Index and International Equity Index series of the American AAdvantage Funds, dated
                  July 31, 2000 - (xviii)

    (iv)          Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

    (v)           Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of
                  Rule 17f-7 of the 1940 Act, dated June 1, 2001 - (xviii)

    (vi)          Amendment to Custodian Agreement to add Enhanced Income Fund, dated July 1, 2003 -
                  filed herewith

(h)(i)            Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street
                  Bank and Trust Company, dated January 1, 1998 - (v)

    (ii)          Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

    (iii)         Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xviii)

    (iv)          Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

    (v)           Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (xviii)

    (vi)          Securities Lending Authorization Agreement between American AAdvantage Funds and State
                  Street Bank and Trust Company, dated January 2, 1998 - (v)

    (vii)         Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund
                  and Emerging Markets Fund, dated July 31, 2000 - (xi)

    (viii)        Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund,
                  dated January 1, 1999 - (xii)

    (ix)          Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

    (x)           Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds,
                  American AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December
                  1, 1999 - (vii)

    (xi)          Amendment to Credit Agreement to add Large Cap Growth, Emerging Markets, Small Cap
                  Index and International Equity Index Funds, dated July 31, 2000 - (ix)

    (xii)         Amendment to Credit Agreement to add High Yield Bond Fund, dated December 28, 2000 - (xi)

    (xiii)        Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvii)

    (xiv)         Administrative Services Agreement among American AAdvantage Funds, American AAdvantage
                  Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State
                  Street Bank and Trust Company, dated November 29, 1999 - (vii)

    (xv)          Purchase Agreement between American AAdvantage Funds and John H. Harland Company,
                  dated December 1, 2001 - (xvi)

    (xvi)         Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 - (xx)

    (xvii)        Amendment to Transfer Agency and Service Agreement to add Enhanced Income Fund, dated
                  July 1, 2003 - filed herewith

    (xviii)       Amendment to Credit Agreement to add Enhanced Income Fund, dated July 1, 2003 - filed herewith

(i)               Opinion and consent of counsel - filed herewith

(j)               Consent of Independent Auditors - none

(k)               Financial statements omitted from prospectus - none

(l)               Letter of investment intent - (iv)

(m)(i)            Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes - (iv)

    (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

    (iii)         Plan pursuant to Rule 12b-1 for the Service Class - (xx)

(n)(i)            Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

    (ii)          Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xvi)

    (iii)         Amended and Restated Plan pursuant to Rule 18f-3, dated May 1, 2003 - filed herewith

(p)(i)            Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and
                  AMR Investment Services Trust - (ix)

    (ii)          Code of Ethics of AMR Investments - (xiii)

    (iii)         Code of Ethics of State Street Master Funds - (ix)

    (iv)          Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

    (v)           Code of Ethics of Brandywine Asset Management, Inc. - (ix)

    (vi)          Code of Ethics of The Boston Company Asset Management, LLC - (ix)

    (vii)         Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

    (viii)        Revised Code of Ethics of Lazard Asset Management LLC - (xx)

    (ix)          Code of Ethics of Hotchkis and Wiley Capital Management, LLC - (xv)

    (x)           Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)

    (xi)          Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - (xvi)

    (xii)         Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - (xvi)

    (xiii)        Revised Code of Ethics of Goldman Sachs Asset Management, L.P., dated April 23, 2003 - filed herewith

    (xiv)         Revised Code of Ethics of Metropolitan West Capital Management, LLC, dated July 26, 2002 - (xvii)

    (xv)          Amendments to the Code of Ethics of The Boston Company Asset Management, LLC, dated February 25, 2002 - (xvii)

    (xvi)         Revised Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - (xvii)

    (xvii)        Revised Code of Ethics of MW Post Advisory Group, dated September 18, 2002 - (xvii)

    (xviii)       Revised Code of Ethics of Franklin Templeton Investments, dated December 3, 2002 - (xviii)

    (xix)         Code of Ethics of Calamos Asset Management, Inc., dated March 19, 2003 - filed herewith

Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland Youngblood) - (ii)

                  Powers of Attorney for Trustees (R. Gerald Turner) - (xiv)

                  Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                  Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)


                  Powers of Attorney for President of the State Street Equity 500 Index Portfolio -
                  (viii)

-------------------------

* Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xvi) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xviii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

(xix) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 26, 2003.

(xx) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on May 1, 2003.